RELATED PARTY TRANSACTIONS, Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Abstract]
Amounts due to related parties	$ 74,738	$ 42,613
Tencent [Member]
Related Party Transaction [Abstract]
Royalty fee and license fee to	139,930	110,686	$ 122,234
Services provided by	24,981	23,352	19,005
Conversion of convertible notes (principal amount) by	0	0	$ 100,000
Amounts due to related parties	$ 73,244	$ 38,416